[LOGO] CMA(R)

CMA CONNECTICUT
MUNICIPAL MONEY FUND

--------------------------------------------------------------------------------
Annual Report

                               [GRAPHIC OMITTED]

March 31, 1999
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch

TO OUR SHAREHOLDERS:

For the year ended March 31, 1999, CMA Connecticut Municipal Money Fund paid shareholders a net annualized yield of 2.62%.* As of March 31, 1999, the Fund's 7-day yield was 2.24%.

Economic Environment

Stronger US equity markets characterized the six-month period ended March 31, 1999 as continued US economic growth moved stock prices higher. The NASDAQ Composite Index and the Dow Jones Industrial Average registered healthy gains of 45% and 25%, respectively. The Federal Reserve Board's decision to lower short-term interest rates by an additional 50 basis points (0.50%) since September 30, 1998 also encouraged equity investors. Conversely, US Treasury prices weakened as investors shifted their focus from the instability abroad to the domestic economy. A flatter US Treasury yield curve resulted with yields in the two-year-ten-year maturity range rising sharply. Two-year, five-year and ten-year maturity yields rose 82 basis points, 102 basis points and 94 basis points, respectively, to end the period at 4.98%, 5.10% and 5.23%, respectively.

Investment Strategy

CMA Connecticut Municipal Money Fund closed the six-month period ended March 31, 1999 with a neutral average portfolio maturity of 40 days. The shape of the short-term municipal yield curve favored a conservative average maturity since the shorter-term variable rate sector performed well relative to longer-term investment options, including municipal notes. In response to this, we largely invested new assets and redeployed assets into variable rate issues. These investments provided the Fund with solid credit quality and excellent liquidity while limiting interest rate exposure. However, the municipal note market remained under downward pressure as demand continued to outpace supply. For example, a Connecticut municipal note with a one-year maturity ended the period in the 2.95% yield range, which reflected a drop of 25 basis points in yield since September 30, 1998. For the same period, the average 7-day variable rate issue registered in the 3.05% yield range. Our investment strategy for the past 12 months provided shareholders with a portfolio of the highest credit quality, a stable net asset value and competitive yield under challenging and quickly changing market conditions.

In the near term, we expect short-term municipal yields to be strongly influenced by three factors. First, investor concern continues to mount that the Federal Reserve Board will raise short-term interest rates if the US economy continues to grow at its current pace. The Federal Open Market Committee, which determines short-term interest rate levels, will meet three times in the upcoming six-month period and is likely to be closely monitored by the investment community. Second, the summer months have historically been a time of heavy municipal note issuance. We expect several large issuers, including the states of California and Texas, to come to market during June, July and August. However, in the past several years, issuance has steadily decreased as state and local governments' borrowing needs have lessened in response to higher-than-projected tax receipts. Finally, we

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

anticipate that the commencement of the income tax payment period in April will temporarily move short-term variable rate yields sharply higher. Heavy outflows from money market funds generally occur as taxpayers remit their income tax payments. These outflows cause dealers to raise short-term variable rate yields in an effort to control inventories.

In Conclusion

We thank you for your continued interest in CMA Connecticut Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Steven T. Lewis

Steven T. Lewis
Vice President and Portfolio Manager

May 12, 1999

================================================================================
After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on CMA Connecticut Municipal Money Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.
================================================================================

CMA CONNECTICUT MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999                      (IN THOUSANDS)

                   Face                                                                                     Value
  State           Amount                                   Issue                                          (Note 1a)
------------------------------------------------------------------------------------------------------------------
Connecticut--    $14,715  Bridgeport, Connecticut, GO, BAN, 3.50% due 1/08/2000 ......................... $ 14,743
82.5%              5,210  Connecticut State Airport Revenue Bonds, FLOATS, Series A-60,
                          2.75% due 10/01/2004 (e) ......................................................    5,210
                  21,145  Connecticut State Development Authority, Health Care Revenue Refunding
                          Bonds (Independent Living Project), VRDN, 2.80% due 7/01/2015 (e) .............   21,145
                   4,135  Connecticut State Development Authority, IDR (Connecticut Spring and
                          Stamping Corporation), VRDN, AMT, 3% due 9/01/2008 (e) ........................    4,135
                          Connecticut State Development Authority, IDR, VRDN (e):
                   1,200     (Acucut Inc. Project), AMT, 2.90% due 6/01/2018 ............................    1,200
                   4,000     (Handy & Harman Refining), 3% due 12/01/2017 ...............................    4,000
                   9,200  Connecticut State Development Authority Revenue Bonds (Solid Waste
                          Project--Rand Whitney), VRDN, AMT, 2.80% due 8/01/2023 (e) ....................    9,200
                          Connecticut State, GO, Tender Option Certificates, VRDN (e):
                  10,000     Series BTP-189, 3.20% due 5/01/2005 ........................................   10,000
                   9,155  *  Series BTP-294, 3.20% due 3/15/2007 ........................................    9,155
                  11,850  Connecticut State, GO, VRDN, Series B, 2.80% due 5/15/2014 (e) ................   11,850
                   7,300  Connecticut State, HFA, M/F Housing Revenue Bonds (Elm Haven),
                          VRDN, AMT, Series A, 3% due 12/01/2017 (e) ....................................    7,300
                          Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program):
                   4,500     CP, AMT, Series D, 2.85% due 4/08/1999 .....................................    4,500
                   4,505     CP, AMT, Series D, 2.90% due 4/08/1999 .....................................    4,505
                   4,500     CP, AMT, Series D, 2.65% due 5/03/1999 .....................................    4,500
                   2,795     CP, AMT, Series D, 2.75% due 5/03/1999 .....................................    2,795
                   6,325     CP, AMT, Series D, 2.95% due 5/06/1999 .....................................    6,325
                  15,300     VRDN, Series G, 2.90% due 5/15/2018 (a)(e) .................................   15,300
                   9,500  Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage
                          Finance Program), VRDN, Sub-Series D3, 2.80% due 11/15/2028 (e) ...............    9,500

Portfolio Abbreviations for CMA Connecticut Municipal Money Fund

AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
CP        Commercial Paper
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MSTR      Municipal Securities Trust Receipts
VRDN      Variable Rate Demand Notes

CMA CONNECTICUT MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)          (IN THOUSANDS)

                   Face                                                                                     Value
  State           Amount                                   Issue                                          (Note 1a)
------------------------------------------------------------------------------------------------------------------
Connecticut               Connecticut State Health and Educational Facilities Authority Revenue Bonds:
(concluded)      $ 1,800     (Charlotte Hungerford), VRDN, Series C, 2.90% due 7/01/2013 (e) ............ $  1,800
                   5,000     (Hospital of Saint Raphael), VRDN, Series J, 2.80% due 7/01/2022 (e) .......    5,000
                   2,700     (Hospital of Saint Raphael), VRDN, Series K, 2.80% due 7/01/2022 (e) .......    2,700
                   9,000     (Saint Vincents Medical Center), VRDN, Series B, 2.55% due 11/01/2028 (e) ..    9,000
                   3,815     (Yale--New Haven Hospital), VRDN, Series E, 3.70% due 6/01/1999 (c)(e) .....    3,815
                   3,200     (Yale University), CP, Series S, 2.55% due 4/05/1999 .......................    3,200
                   7,500     (Yale University), CP, Series S, 2.60% due 4/07/1999 .......................    7,500
                   6,200     (Yale University), CP, Series S, 2.70% due 4/08/1999 .......................    6,200
                   4,000     (Yale University), CP, Series S, 2.80% due 4/08/1999 .......................    4,000
                   4,100     (Yale University), CP, Series S, 2.60% due 5/03/1999 .......................    4,100
                  12,600     (Yale University), CP, Series S, 2.65% due 5/03/1999 .......................   12,600
                  11,800     (Yale University), VRDN, Series T-1, 2.70% due 7/01/2029 (e) ...............   11,800
                  21,345     (Yale University), VRDN, Series T-2, 2.90% due 7/01/2029 (e) ...............   21,345
                  14,800  Connecticut State Municipal Electric Energy Cooperative, Power Supply
                          System Revenue Bonds, CP, Series A, 2.95% due 7/19/1999 .......................   14,800
                  19,900  Connecticut State Special Assessment Unemployment Compensation
                          Revenue Bonds (Connecticut Unemployment), VRDN, Series C,
                          3.60% due 11/15/2001 (c)(e) ...................................................   19,900
                   8,000  Connecticut State Special Tax Obligation Revenue Bonds, Tender Option
                          Certificates, VRDN, Series BTP-262, 3% due 11/01/2005 (d)(e) ..................    8,000
                  35,015  Connecticut State Special Tax Obligation Revenue Bonds (Transportation
                          Infrastructure), VRDN, Second Lien, Series 1, 2.90% due 12/01/2010 (e) ........   35,015
                   8,950  Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 94, Class 0701,
                          2.95% due 8/15/2012 (e) .......................................................    8,950
                   5,000  Enfield, Connecticut, GO, BAN, 3% due 4/15/1999 ...............................    5,000
                   4,600  Hartford Connecticut Redevelopment Agency, M/F Mortgage Revenue
                          Refunding Bonds (Underwood Tower Project), VRDN, 2.95% due
                          6/01/2020 (d)(e) ..............................................................    4,600
                  12,000  Meriden, Connecticut, BAN, 3% due 8/10/1999 ...................................   12,005
                          New Britain, Connecticut, GO, BAN:
                  13,675     3.70% due 4/13/1999 ........................................................   13,676
                   2,995     4% due 4/13/1999 ...........................................................    2,995
                     520  New Britain, Connecticut, GO, Refunding, 4% due 4/01/1999 (a) .................      520
                   3,500  New Fairfield, Connecticut, BAN, 3.25% due 8/02/1999 ..........................    3,504
                   1,250  Shelton, Connecticut, GO, BAN, 3.25% due 12/01/1999 ...........................    1,253
                   1,800  Shelton, Connecticut, Housing Authority Revenue Bonds (Crosby Commons
                          Project), VRDN, 2.90% due 1/01/2031 (e) .......................................    1,800
                          Stamford, Connecticut, GO, BAN:
                  11,600     3.75% due 5/17/1999 ........................................................   11,604
                   7,000     3.90% due 5/17/1999 ........................................................    7,003
                   8,320  Wolcott, Connecticut, GO, BAN, 3.75% due 8/11/1999 ............................    8,325
------------------------------------------------------------------------------------------------------------------
Guam--2.2%                Guam Power Authority, CP (a):
                   5,000     2.35% due 4/15/1999 ........................................................    5,000
                   5,700     2.60% due 4/15/1999 ........................................................    5,700
------------------------------------------------------------------------------------------------------------------

CMA CONNECTICUT MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONCLUDED)          (IN THOUSANDS)

                   Face                                                                                     Value
                  Amount                                   Issue                                          (Note 1a)
------------------------------------------------------------------------------------------------------------------
Puerto Rico--             Eagle Tax-Exempt Trust, Puerto Rico, Housing, VRDN (e):
14.7%            $ 7,505     Series 97C-5101, 3% due 10/01/2011 ......................................... $  7,505
                  10,395     Series 97C-5102, 3% due 10/01/2011 .........................................   10,395
                          Puerto Rico Commonwealth, Government Development Bank, CP:
                  10,000     2.95% due 4/08/1999 ........................................................   10,000
                   5,000     2.85% due 4/15/1999 ........................................................    5,000
                     600  Puerto Rico Commonwealth, Government Development Bank Revenue
                          Refunding Bonds, VRDN, 2.75% due 12/01/2015 (b)(e) ............................      600
                     910  Puerto Rico Commonwealth, Highway and Transportation Authority, Highway
                          Revenue Refunding Bonds, Series X, 2.75% due 7/01/1999 ........................      910
                  12,700  Puerto Rico Commonwealth, Highway and Transportation Authority,
                          Transportation Revenue Refunding Bonds, VRDN, Series A,
                          2.65% due 7/01/2028 (a)(e) ....................................................   12,700
                          Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN (b)(e):
                  16,810     Series SGA-43, 2.75% due 7/01/2022 .........................................   16,810
                   1,235     Series SGA-44, 2.75% due 7/01/2023 .........................................    1,235
                   1,850  Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                          Financing Authority, Revenue Refunding Bonds (Reynolds Metals Company
                          Project), VRDN, 3.60% due 9/01/2013 (e) .......................................    1,850
                   3,500  Puerto Rico Industrial, Tourist, Educational and Environmental Control
                          Facilities Financing Authority, Revenue Refunding Bonds (Ana G. Mendez
                          University System Project), VRDN, Series A, 2.95% due 1/01/2015 (e) ...........    3,500
------------------------------------------------------------------------------------------------------------------
                          Total Investments (Cost--$478,578*)--99.4% ....................................  478,578

                          Other Assets Less Liabilities--0.6% ...........................................    3,055
                                                                                                          --------
                          Net Assets--100.0% ............................................................ $481,633
                                                                                                          ========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FSA Insured.
(e) The interest rate is subject to change periodically based on certain indexes. The interest rate shown reflects the rate in effect at March 31, 1999.
*     Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1999

Assets:
Investments, at value (identified cost--$478,578,291) (Note 1a) ..............................                        $ 478,578,291
Cash .........................................................................................                                8,366
Interest receivable ..........................................................................                            3,477,689
Prepaid registration fees and other assets (Note 1d) .........................................                                6,652
                                                                                                                      -------------
Total assets .................................................................................                          482,070,998
                                                                                                                      -------------
Liabilities:
Payables:
 Investment adviser (Note 2) .................................................................   $     215,426
 Distributor (Note 2) ........................................................................         143,054              358,480
                                                                                                 -------------
Accrued expenses and other liabilities .......................................................                               79,239
                                                                                                                      -------------
Total liabilities ............................................................................                              437,719
                                                                                                                      -------------
Net Assets ...................................................................................                        $ 481,633,279
                                                                                                                      =============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized ...................................................................................                        $  48,179,321
Paid-in capital in excess of par .............................................................                          433,613,893
Accumulated realized capital losses--net (Note 4) ............................................                             (159,935)
                                                                                                                      -------------
Net Assets--Equivalent to $1.00 per share based on 481,793,214 shares of
beneficial interest outstanding ..............................................................                        $ 481,633,279
                                                                                                                      =============

See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1999

Investment Income (Note 1c):
Interest and amortization of premium and discount earned ...................................                             $14,655,178

Expenses:
Investment advisory fees (Note 2) ..........................................................     $ 2,234,172
Distribution fees (Note 2) .................................................................         556,486
Accounting services (Note 2) ...............................................................          79,100
Professional fees ..........................................................................          65,214
Registration fees (Note 1d) ................................................................          58,527
Transfer agent fees (Note 2) ...............................................................          52,342
Custodian fees .............................................................................          38,763
Printing and shareholder reports ...........................................................          20,706
Pricing fees ...............................................................................           5,808
Trustees' fees and expenses ................................................................           3,109
Other ......................................................................................           5,145
                                                                                                 -----------
Total expenses .............................................................................                               3,119,372
                                                                                                                         -----------
Investment income--net .....................................................................                              11,535,806
Realized Gain on Investments--Net (Note 1c) ................................................                                  18,405
                                                                                                                         -----------
Net Increase in Net Assets Resulting from Operations .......................................                             $11,554,211
                                                                                                                         ===========

See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Year Ended March 31,
                                                                                           -----------------------------------------
Increase (Decrease) in Net Assets:                                                               1999                      1998
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ...........................................................         $    11,535,806          $    10,526,142
Realized gain (loss) on investments--net .........................................                  18,405                  (39,858)
                                                                                           ---------------          ---------------
Net increase in net assets resulting from operations .............................              11,554,211               10,486,284
                                                                                           ---------------          ---------------
Dividends to Shareholders (Note 1e):
Investment income--net ...........................................................             (11,535,806)             (10,523,142)
                                                                                           ---------------          ---------------
Net decrease in net assets resulting from dividends to shareholders ..............             (11,535,806)             (10,523,142)
                                                                                           ---------------          ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares .................................................           1,534,485,530            1,405,810,520
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e) ..............................................................              11,536,019               10,523,097
                                                                                           ---------------          ---------------
                                                                                             1,546,021,549            1,416,333,617
Cost of shares redeemed ..........................................................          (1,517,701,482)          (1,302,932,701)
                                                                                           ---------------          ---------------
Net increase in net assets derived from beneficial
interest transactions ............................................................              28,320,067              113,400,916
                                                                                           ---------------          ---------------
Net Assets:
Total increase in net assets .....................................................              28,338,472              113,364,058
Beginning of year ................................................................             453,294,807              339,930,749
                                                                                           ---------------          ---------------
End of year ......................................................................         $   481,633,279          $   453,294,807
                                                                                           ===============          ===============

See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived
from information provided in the financial statements.                                 For the Year Ended March 31,
                                                                       -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                  1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ................................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                       --------     --------     --------     --------     --------
Investment income--net ............................................         .03          .03          .03          .03          .03
Realized gain (loss) on investments--net ..........................          --+          --+          --+          --+         --+
                                                                       --------     --------     --------     --------     --------
Total from investment operations ..................................         .03          .03          .03          .03          .03
                                                                       --------     --------     --------     --------     --------
Less dividends from investment income--net ........................        (.03)        (.03)        (.03)        (.03)        (.03)
                                                                       --------     --------     --------     --------     --------
Net asset value, end of year ......................................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                       ========     ========     ========     ========     ========
Total Investment Return ...........................................        2.62%        2.93%        2.81%        3.01%        2.54%
                                                                       ========     ========     ========     ========     ========
Ratios to Average Net Assets:
Expenses ..........................................................         .70%         .69%         .71%         .72%         .71%
                                                                       ========     ========     ========     ========     ========
Investment income--net ............................................        2.58%        2.88%        2.76%        2.97%        2.53%
                                                                       ========     ========     ========     ========     ========
Supplemental Data:
Net assets, end of year (in thousands) ............................    $481,633     $453,295     $339,931     $313,362     $260,398
                                                                       ========     ========     ========     ========     ========

+     Amount is less than $.01 per share.

See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Connecticut Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

CMA CONNECTICUT MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

At March 31, 1999, the Fund had a net capital loss carryforward of approximately $160,000, of which $51,000 expires in 2000, $30,000 expires in 2001, $10,000 expires in 2002, $27,000 expires in 2003, $2,000 expires in 2005 and $40,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.

CMA CONNECTICUT MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 10, 1999

IMPORTANT TAX INFORMATION (UNAUDITED)

All of the net investment income distributions paid daily by CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 1999 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.

CMA CONNECTICUT MUNICIPAL MONEY FUND

Officers and Trustees

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Robert Harris--Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of CMA Connecticut Municipal Money Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Connecticut
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                                             16055--3/99

[RECYCLE LOGO] Printed on post-consumer recycled paper